Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property and Equipment [Abstract]
Property and Equipment [text block table]

Property and Equipment

in € m.	Owner occupied properties	Furniture and equipment	Leasehold improvements	Contruction-in-progress	Property and equipment owned (IAS 16)	Right-of-use for leased assets (IFRS 16)	Total
Cost of acquisition:
Balance as of January 1, 2018	1,387	2,473	2,743	139	6,743	N/A	6,743
Changes in the group of consolidated companies	0	141	(2)	0	139	N/A	139
Additions	11	150	155	150	465	N/A	465
Transfers	(8)	(4)	106	(147)	(53)	N/A	(53)
Reclassifications (to)/from "held for sale"	(478)	(30)	(27)	(2)	(538)	N/A	(538)
Disposals	134	291	144	0	569	N/A	569
Exchange rate changes	1	164	29	1	195	N/A	195
Balance as of December 31, 2018	778	2,602	2,860	142	6,382	N/A	6,382
Impact from the implementation of IFRS 16	N/A	N/A	N/A	N/A	N/A	3,185	3,185
Changes in the group of consolidated companies	0	(165)	0	(0)	(165)	0	(165)
Additions	8	111	49	160	327	413	740
Transfers	(56)	15	116	(147)	(72)	32	(40)
Reclassifications (to)/from "held for sale"	(0)	(11)	0	(0)	(11)	0	(11)
Disposals	75	190	82	0	347	115	462
Exchange rate changes	1	19	19	1	39	19	58
Balance as of December 31, 2019	656	2,380	2,961	155	6,153	3,533	9,686
Accumulated depreciation and impairment:
Balance as of January 1, 2018	579	1,800	1,702	0	4,080	N/A	4,080
Changes in the group of consolidated companies	(0)	28	(1)	0	27	N/A	27
Depreciation	28	206	197	0	430	N/A	430
Impairment losses	3	3	3	0	9	N/A	9
Reversals of impairment losses	37	0	0	0	37	N/A	37
Transfers	(13)	48	(5)	0	30	N/A	30
Reclassifications (to)/from "held for sale"	(215)	(40)	(22)	0	(277)	N/A	(277)
Disposals	17	281	128	0	426	N/A	426
Exchange rate changes	1	99	24	0	125	N/A	125
Balance as of December 31, 2018	328	1,862	1,770	0	3,960	N/A	3,960
Impact from the implementation of IFRS 16	N/A	N/A	N/A	N/A	N/A	0	0
Changes in the group of consolidated companies	5	(49)	0	0	(44)	1	(43)
Depreciation	18	199	217	0	434	615	1,049
Impairment losses	20	2	5	0	27	85	112
Reversals of impairment losses	0	0	0	0	0	0	0
Transfers	(31)	(4)	(16)	0	(51)	41	(10)
Reclassifications (to)/from "held for sale"	(0)	(4)	0	0	(5)	0	(5)
Disposals	16	180	66	0	262	79	341
Exchange rate changes	0	15	16	0	32	0	32
Balance as of December 31, 2019	325	1,841	1,927	0	4,093	663	4,756

Carrying amount:
Balance as of December 31, 2018	450	740	1,090	142	2,421	0	2,421
Balance as of December 31, 2019	331	540	1,034	155	2,060	2,870	4,930